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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          05/15/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             42
                                               -------------

Form 13F Information Table Value Total:          329,778
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abgenix Inc                       Common Stock   00339B107    4,144   30,000  SH        sole                30,000
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Advanced Neuromodulation Sys      Common Stock   00757T101   11,904  626,500  SH        sole               626,500
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Alkermes Inc                      Common Stock   01642T108    6,475   70,000  SH        sole                70,000
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Arthrocare Corp                   Common Stock   043136100    3,340   36,300  SH        sole                36,300
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Astrazeneca PLC                   Sponsored ADR  046353108   11,986  296,950  SH        sole               296,950
------------------------------------------------------------------------------------------------------------------------------------
Biotime Inc                       Common Stock   09066L105    3,198  276,579  SH        sole               276,579
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Cima Labs Inc                     Common Stock   171796105    6,952  404,500  SH        sole               404,500
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Cubist Pharmaceuticals Inc        Common Stock   229678107    6,847  163,500  SH        sole               163,500
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Diversa Corp                      Common Stock   255064107    5,170  110,000  SH        sole                 5,170
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E Medsoft Com Inc                 Common Stock   26873Q101    2,250  150,000  SH        sole               150,000
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Entremed Inc                      Common Stock   29382F103    1,244   20,500  SH        sole                20,500
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Enzon Inc                         Common Stock   293904108   17,148  455,000  SH        sole               455,500
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Epix Medical                      Common Stock   26881Q101      880   40,000  SH        sole                40,000
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EP Medsystems Inc                 Common Stock   26881P103       76   12,500  SH        sole                12,500
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Genzyme Corp                      Com-Molecular  372917500    5,415  358,000  SH        sole               358,000
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Geron Corp                        Common Stock   374163103    2,636   95,000  SH        sole                95,000
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Hemasure Inc                      Common Stock   423504109    5,814  553,750  SH        sole               553,750
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Immunomedics Inc                  Common Stock   452907108   20,622  798,900  SH        sole               798,900
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Invitrogen Corp                   Common Stock   46185R100   10,451  180,000  SH        sole               180,000
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Johnson & Johnson                 Common Stock   478160104      906   12,895  SH        sole                12,895
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals Inc          Common Stock   495582108   14,706  466,850  SH        sole               466,850
------------------------------------------------------------------------------------------------------------------------------------
LJL Biosystems Inc                Common Stock   501873103    5,564  304,900  SH        sole               304,900
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Lilly Eli & Co                    Common Stock   532457108    7,943  126,844  SH        sole               126,844
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Lynx Therapeutics Inc             Common Stock   551812308   13,342  448,500  SH        sole               448,500
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Matrix Pharmaceutical Inc         Common Stock   576844104    7,131  700,000  SH        sole               700,000
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MCI Worldcom Inc                  Common Stock   55268B106      411    9,060  SH        sole                 9,060
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Medimmune Inc                     Common Stock   584699102   24,256  139,305  SH        sole               139,305
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Medtronic Inc                     Common Stock   585055106    2,559   49,751  SH        sole                49,751
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Microsoft Corp                    Common Stock   594918104      340    3,200  SH        sole                 3,200
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Minimed Inc                       Common Stock   60365K108      259    2,000  SH        sole                 2,000
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OSI Pharmaceuticals Inc           Common Stock   671040103    2,535  130,000  SH        sole               130,000
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PE Corp                           Com PE Bio Grp 69332S102   14,861  154,000  SH        sole               154,000
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PE Corp                           Celera Gen Grp 69332S201   14,049  152,500  SH        sole               152,500
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Pfizer Inc                        Common Stock   7170869AF      628      500  SH CALL   sole                   500
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Pharmacia & Upjohn Inc            Common Stock   716941109   27,020  524,655  SH        sole               524,655
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Progenics Pharmaceuticals Inc     Common Stock   743187106    3,955   56,500  SH        sole                56,500
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QLT Phototherapeutics Inc         Common Stock   746927102    8,978  162,500  SH        sole               162,500
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Ribozyme Pharmaceuticals Inc      Common Stock   762567105    4,430  175,000  SH        sole               175,000
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Sepracor Inc                      Common Stock   817315104   22,281  316,000  SH        sole               316,000
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Valentis Inc                      Common Stock   91913E104    6,125  538,498  SH        sole               538,498
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Visible Genetics Inc              Common Stock   92829S104   12,809  346,200  SH        sole               346,200
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Xoma Ltd                          ORD            G9825R107    8,138 1,050,100 SH        sole             1,050,100
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